Acquired intangible assets, net (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	$ 5,160,565	$ 5,208,955
Less: accumulated amortization	(4,585,292)	(4,331,985)
Acquired intangible assets, net	575,273	876,970
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	2,830,716	2,879,106
Distribution networks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	$ 2,329,849	$ 2,329,849